Selected Account Information (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Total inventories	$ 14,503,021	$ 4,609,867	$ 5,815,150
Less reserve for obsolescence	(545,848)	(425,848)	(387,848)
Total inventories, net	13,957,173	4,184,019	$ 5,427,302
Appliances [Member]
Inventory [Line Items]
Total inventories	2,113,379	2,155,839
Eyewear [Member]
Inventory [Line Items]
Total inventories	9,224,632
Automotive [Member]
Inventory [Line Items]
Total inventories	1,181,768	934,683
Constructions [Member]
Inventory [Line Items]
Total inventories	$ 1,983,242	$ 1,519,345